Commitments and Contingent Liabilities (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingent Liabilities [Line Items]
Undrawn Outstanding Letters Of Credit In Favor Of Third Parties	$ 15,800,000	$ 16,000,000
Undrawn Outstanding Letters Of Credit Between Subsidiaries	582,900,000	518,400,000
Syndicated Revolving Credit Facility Capacity	850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	183,500,000
Other Long Term Credit Facility Capacity 200 Million Dollar	200,000,000
Other Long Term Credit Facility Undrawn Outstanding 200 Million Dollar	200,000,000
Other Long Term Credit Facility Capacity 120 Million Dollar	120,000,000
Operating Leases, Rent Expense	18,800,000	17,100,000	13,900,000
Syndicated Credit Facility $850 Million [Member]
Commitments And Contingent Liabilities [Line Items]
Syndicated Revolving Credit Facility Capacity	850,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	183,500,000
Syndicated Credit Facility $750 Million [Member]
Commitments And Contingent Liabilities [Line Items]
Syndicated Revolving Credit Facility Capacity	750,000,000
Syndicated Revolving Credit Facility Capacity Undrawn Outstanding	113,300,000
Insurance Treaty Guarantee [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	697,500,000	600,800,000
Insurance Treaty Guarantee Net Of Assets Held In Trust [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	467,500,000	352,000,000
Guarantee Of Borrowed Securities [Member]
Commitments And Contingent Liabilities [Line Items]
Guarantor Obligations, Current Carrying Value	150,000,000
Guarantee Of Lease Obligations [Member]
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	11,700,000
Guarantee Of Subsidiary Collateral Financing [Member]
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense	300,000,000
Limited Partnerships [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	156,600,000	147,200,000
Commercial Mortgage Loans [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	33,600,000	6,700,000
Private Placement Investments [Member]
Commitments And Contingent Liabilities [Line Items]
Commitments To Extend Credit	$ 100,000,000	$ 7,500,000